Annual Total Returns - Templeton Developing Markets VIP Fund [BarChart] - FTVIP Class 2-66 - Templeton Developing Markets VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	17.58%
Annual Return 2011	(15.86%)
Annual Return 2012	13.16%
Annual Return 2013	(0.92%)
Annual Return 2014	(8.39%)
Annual Return 2015	(19.60%)
Annual Return 2016	17.44%
Annual Return 2017	40.41%
Annual Return 2018	(15.79%)
Annual Return 2019	26.70%